Acquisition of Businesses - Summary of Cash Flows Relating to Acquisitions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of consideration transferred business combinations [line items]
Cash paid on acquisition, including working capital settlement	$ 299	$ 22
Settlement of stamp duty liability	3	14
Less: cash and cash equivalents acquired	(7)	(2)
Less: working capital settlement received in year following acquisition	(3)
Net cash outflow arising on acquisitions	$ 292	$ 34